Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
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Estimated Useful Lives of Property, Plant and Equipment

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Estimated useful lives (years)
Pin Pads & POS	3
IT equipment and facilities	5-10
Leasehold improvements	3-5
Furniture and fixtures	10
Telephony equipment	5
Vehicles	5

Estimated Useful Lives of Intangible Assets

The amortization of intangible assets with definite lives is recognized in profit or loss in the expense category consistent with the use of intangible assets. The useful lives of the intangible assets are shown below:

Estimate useful life (years)
Software	5
Customer relationships	10
Trademarks and patents	1-2

Summary of Sales Revenues Subject to Taxes and Contributions

Sales revenues in Brazil are subject to taxes and contributions, at the following statutory rates:

	Rate
	Transaction activities and other services	Subscription services and equipment rental	Financial income
Contribution on gross revenue for social integration program (PIS) (a)	1.65%	1.65%	0.65%
Contribution on gross revenue for social security financing (COFINS) (a)	7.60%	7.60%	4.00%
Taxes on service (ISS) (b)	2.00%	—	—
Social security levied on gross revenue (INSS) (c)	4.50%	—	—

(a)

PIS and COFINS are contributions levied by the Brazilian Federal government on gross revenues. These amounts are invoiced to and collected from the Group’s customers and recognized as deductions to gross revenue (Note 23) against tax liabilities, as we are acting as tax withholding agents on behalf of the tax authorities. PIS and COFINS paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Recoverable taxes (Note 10) and are offset on a monthly basis against Taxes payable and presented net, as the amounts are due to the same tax authority.

(b)

ISS is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to the Group’s customers for the services the Group renders. These are recognized as deductions to gross revenue (Note 23) against tax liabilities, as the Group acts as agent collecting these taxes on behalf of municipal governments. The rates may vary from 2.00% to 5.00%. The ISS stated in the table is applicable to the city of São Paulo and refers to the rate most commonly levied on the Group’s operations.

(c)

INSS is a social security charge levied on wages paid to employees. The subsidiaries Buy4, Equals and Mundipagg pay INSS at a rate of 4.50% on gross revenue due to the benefits this regime offers compared with social security tax on payroll.

Schedule of Taxes Paid on Purchase of Goods andServices

Taxes paid on purchase of goods and services can normally be recovered as tax credits, at the following statutory rates:

Rate
Contribution on gross revenue for social integration program (PIS)	1.65%
Contribution on gross revenue for social security financing (COFINS)	7.60%

Schedule of Classification of Financial Assets Under IFRS9

The table below shows financial instruments under their previous classification in accordance with IAS 39 and their new measurement categories in accordance with IFRS 9.

			At January 1, 2018
			IFRS 9 measurement category
IAS 39 measurement category	At December 31, 2017	Re- measurement	Amortized cost	FVPL	FVOCI
Loans and receivables
Accounts receivable from card issuers	5,078,430	(70,896)	—	—	5,007,534
Trade accounts receivable	23,120	(760)	22,360	—	—
Other accounts receivable	8,168		8,168	—	—
Fair value through profit or loss
Short-term investments	157,238	—	—	157,238	—
Available-for-sale
Short-term investments	44,524	—	—	36,960	7,564

Total financial assets	5,311,480	(71,656)	30,528	194,198	5,015,098

Amortized cost
Accounts payable to clients	3,637,510	—	3,637,510	—	—
Trade accounts payable	53,238	—	53,238	—	—
Loans and financing	16,871	—	16,871	—	—
Obligations to FIDC senior quota holders	2,065,026	—	2,065,026	—	—
Other accounts payable	38,417	—	38,417	—	—

Total financial liabilities	5,811,062	—	5,811,062	—	—

Summary of Initial Adoption of IFRS 9

The effect of the initial adoption of IFRS 9 is as follows:

	Attributable to owners of the parent
	Other components of equity	Other comprehensive income	Accumulated losses	Total	Non- controlling interest	Total Equity
Balance as of December 31, 2017	967,795	2,595	(503,018)	467,372	15,205	482,577
Re-measurement of assets categorized at FVOCI (a)	—	(69,178)	—	(69,178)	(1,718)	(70,896)
Provision for losses in trade accounts receivable (b)	—		(742)	(742)	(18)	(760)
Deferred tax asset	—	23,520	252	23,772	590	24,362

Net effect of adjustments for initial adoption	—	(45,658)	(490)	(46,148)	(1,146)	(47,294)

Balance as of January 1, 2018 after initial adoption	967,795	(43,063)	(503,508)	421,224	14,059	435,283